                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

                    Morgan Stanley Mortgage Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                       10020
   (Address of principal executive offices)                         (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MORTGAGE SECURITIES TRUST (FORMERLY MORGAN STANLEY FEDERAL SECURITIES TRUST)* PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

* THE FUND'S NAME CHANGED EFFECTIVE JUNE 22, 2005.

FUND REPORT
For the year ended October 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2005

                                                  LEHMAN    LIPPER        LIPPER
                                      LEHMAN    BROTHERS      U.S.  GENERAL U.S.
                                    BROTHERS        U.S.  MORTGAGE    GOVERNMENT
                                    MORTGAGE  GOVERNMENT     FUNDS         FUNDS
CLASS A  CLASS B  CLASS C  CLASS D  INDEX(1)    INDEX(2)  INDEX(3)      INDEX(4)
   1.68%    0.97%    1.08%    1.83%     1.75%       0.94%     1.34%         1.14%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the 12 months ended October 31, 2005, the Federal Open Market Committee (the "Fed") continued with the monetary tightening it began in June of 2004. Through a "measured pace" of 25 basis point increments, the Fed brought the federal funds target rate from 1.75 percent at the start of the period to 3.75 percent at the close. Nonetheless, comments from the Fed indicated that the central bank believed the prevailing rate was still well below its equilibrium and that monetary policy would need to provide ongoing support for economic activity.

In contrast to the steady increase in very short-term rates controlled by the Fed, yields on intermediate and longer-term bonds see-sawed throughout the period. As the reporting period began, the bond market had begun recovering from a perceived softness in the economy, which had spurred a five-month slide in the yields of long-term bonds. Eventually, however, surprisingly strong gains in non-farm payrolls and unexpected increases in producer and consumer price indexes led to a shift in market sentiment. Yields moved upward as market participants seemed to finally accept the likelihood that the Fed would continue increasing the federal funds target rate.

In response to concerns about the economic impact of Hurricane Katrina and rising energy costs, yields dipped across the curve in late August and early September. Yields soon resumed their upward course, however, after indications the hurricane would not have as much impact on long-term growth and energy prices as many had originally speculated.

For the 12-month period overall, the yield curve flattened. Yields of two- and five-year Treasuries rose notably while the yield of the 30-year Treasury ended the fiscal year basically unchanged from its level 12 months prior. (The yield curve charts the difference between short- and long-term rates.)

Among government-related issues, the agency sector posted the lowest returns. As investors sought income, Treasuries underperformed relative to other government sub-sectors and non-government sectors. Meanwhile, despite a slow start, mortgage-backed bonds performed well during the annual period overall. Higher-coupon and slower pre-paying mortgage-backed issues performed the best, due mostly to their relatively higher yields. Declining mortgage pre-payments also benefited these securities.

Although the struggles of the auto industry gave the corporate bond market pause in March and April, generally good corporate earnings announcements and positive economic news helped the market regain its bearings. Medium-quality corporate issues posted the highest returns. On an industry level, utilities garnered the highest gains during the annual period, while the industrial sector posted the lowest returns.

PERFORMANCE ANALYSIS

Morgan Stanley Mortgage Securities Trust Class D shares outperformed the Lehman Brothers Mortgage Index, the Lehman Brothers U.S. Government Index, the Lipper U.S. Mortgage Funds Index, and the Lipper General U.S. Government Funds Index for the 12 months ended October 31, 2005. For the same period, Class A, B and C shares underperformed the Lehman Brothers Mortgage Index and outperformed the Lehman Brothers U.S. Government Index assuming no deduction of sales charges. Class A shares outperformed the Lipper U.S. Mortgage Funds Index and the Lipper General U.S. Government Funds Index for the same time period, assuming no deduction of sales charges. Class B and C shares underperformed these Lipper Indices for this time period.

As outlined in a prospectus supplement dated April 18, 2005, the Fund changed its name on June 22 from Morgan Stanley Federal Securities Trust to Morgan Stanley Mortgage Securities Trust. Also effective on June 22, the Fund made changes to its investment strategies to reflect an increased emphasis on mortgage-related securities. (See INVESTMENT STRATEGY, page 4, and the prospectus for more details.)

The Fund's mortgage position had a positive impact on performance. Here, an emphasis on higher-coupon, slow pre-paying mortgage issues proved advantageous as these issues outperformed their lower-coupon counterparts. Compared with lower-coupon, faster pre-paying mortgages, the mortgages the Fund favored tend to be less sensitive to rising interest rates.

We managed the Fund's duration* conservatively during the period. This posture produced mixed results. Our strategy was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as those we saw in the early part of the period, this defensive positioning detracted from relative performance.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

   PORTFOLIO COMPOSITION**
   Mortgage-Backed -- FNMA                     44.6%
   Short-Term Investments                      36.4
   Mortgage-Backed -- FHLM                      7.5
   Collateralized Mortgage Obligations          5.5
   U.S. Treasuries                              5.0
   Mortgage-Backed -- GNMA                      1.0

   LONG-TERM CREDIT ANALYSIS
   AAA                                          100%

DATA AS OF OCTOBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

** DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $11,689,391 AND UNREALIZED DEPRECIATION OF $146,901 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $56,322,405 AND UNREALIZED APPRECIATION OF $654,606.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN MORTGAGE-BACKED SECURITIES, INCLUDING MORTGAGE PASS-THROUGH SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs") AND COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). IN MAKING INVESTMENT DECISIONS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS AND OTHER FACTORS. THE FUND IS NOT LIMITED AS TO THE MATURITIES OR TYPES OF MORTGAGE-BACKED SECURITIES IN WHICH IT MAY INVEST.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE

OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                             LEHMAN BROTHERS     LEHMAN BROTHERS    LIPPER U.S. MORTGAGE  LIPPER GENERAL U.S. GOV'T
                    FUND^   MORTGAGE INDEX(1)  U.S. GOV'T INDEX(2)     FUNDS INDEX(3)          FUNDS INDEX(4)
                  --------  -----------------  -------------------  --------------------  -------------------------
October 31, 1995  $ 10,000       $ 10,000           $ 10,000              $ 10,000                $ 10,000
October 31, 1996  $ 10,379       $ 10,692           $ 10,512              $ 10,577                $ 10,430
October 31, 1997  $ 11,199       $ 11,668           $ 11,422              $ 11,446                $ 11,306
October 31, 1998  $ 12,358       $ 12,519           $ 12,710              $ 12,201                $ 12,300
October 31, 1999  $ 11,976       $ 12,893           $ 12,557              $ 12,404                $ 12,125
October 31, 2000  $ 12,726       $ 13,870           $ 13,566              $ 13,240                $ 12,961
October 31, 2001  $ 14,174       $ 15,685           $ 15,612              $ 14,891                $ 14,801
October 31, 2002  $ 14,933       $ 16,674           $ 16,612              $ 15,699                $ 15,584
October 31, 2003  $ 15,066       $ 17,132           $ 17,094              $ 16,085                $ 15,911
October 31, 2004  $ 15,675       $ 18,086           $ 17,920              $ 16,801                $ 16,604
October 31, 2005  $ 15,827       $ 18,402           $ 18,089              $ 17,025                $ 16,794

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2005

                                 CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                                 (SINCE 07/28/97)     (SINCE 03/31/87)      (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                                    MTGAX                MTGBX                 MTGCX                MTGDX
  1 YEAR                                     1.68%(5)             0.97%(5)              1.08%(5)             1.83%(5)
                                            (2.64)(6)            (3.90)(6)              0.10(6)                --
  5 YEARS                                    5.24(5)              4.46(5)               4.47(5)              5.33(5)
                                             4.33(6)              4.12(6)               4.47(6)                --
  10 YEARS                                     --                 4.70(5)                 --                   --
                                               --                 4.70(6)                 --                   --
  SINCE INCEPTION                            5.54(5)              6.09(5)               4.73(5)              5.48(5)
                                             4.98(6)              6.09(6)               4.73(6)                --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.
(1) THE LEHMAN BROTHERS MORTGAGE INDEX COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA), AND FREDDIE MAC (FHLMC). THIS INDEX IS THE MORTGAGE BACKED SECURITIES FIXED RATE COMPONENT OF THE U.S. AGGREGATE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK IS BEING CHANGED FROM THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX TO THE LEHMAN BROTHERS MORTGAGE INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTIBLE UNIVERSE.
(2) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(3) THE LIPPER U.S. MORTGAGE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER U.S. MORTGAGE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE FUND IS IN THE LIPPER U.S. MORTGAGE FUNDS INDEX CLASSIFICATION AS OF OCTOBER 31, 2005.
(4) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(6) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 ^   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/05 - 10/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING        ENDING        EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     -------------   -------------   ---------------
                                                                                       05/01/05 -
                                                       05/01/05        10/31/05         10/31/05
                                                     -------------   -------------   ---------------
CLASS A
Actual (0.47% return)                                 $ 1,000.00      $ 1,004.70         $ 5.41
Hypothetical (5% annual return before expenses)       $ 1,000.00      $ 1,019.81         $ 5.45

CLASS B
Actual (0.14% return)                                 $ 1,000.00      $ 1,001.40         $ 8.42
Hypothetical (5% annual return before expenses)       $ 1,000.00      $ 1,016.79         $ 8.49

CLASS C
Actual (0.04% return)                                 $ 1,000.00      $ 1,000.40         $ 8.42
Hypothetical (5% annual return before expenses)       $ 1,000.00      $ 1,016.79         $ 8.49

CLASS D
Actual (0.45% return)                                 $ 1,000.00      $ 1,004.50         $ 4.14
Hypothetical (5% annual return before expenses)       $ 1,000.00      $ 1,021.07         $ 4.18

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.07%, 1.67%, 1.67% AND 0.82% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY MORTGAGE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005

PRINCIPAL
AMOUNT IN                                                                     COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                                      RATE         VALUE
-----------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (87.9%)
            FEDERAL HOME LOAN MORTGAGE CORP. (1.3% )
$   2,540   10/01/10 - 02/01/20                                               9.50%     $   2,784,871
      638   06/01/16 - 10/01/19                                              10.00            707,115
       56   02/01/16 - 12/01/17                                              10.50             63,028
                                                                                        -------------
                                                                                            3,555,014
                                                                                        -------------
            FEDERAL HOME LOAN MORTGAGE CORP. PC GOLD (11.0% )
    4,585   10/01/18 - 06/01/20                                               5.00          4,526,011
    2,400   *                                                                 5.50          2,415,750
   12,194   10/01/13 - 07/01/20                                               5.50         12,278,492
      840   12/01/28 - 09/01/33                                               6.50            862,638
    6,883   04/01/20 - 08/01/32                                               7.50          7,281,877
    1,682   02/01/23 - 07/01/31                                               8.00          1,792,024
                                                                                        -------------
                                                                                           29,156,792
                                                                                        -------------
            FEDERAL NATIONAL MORTGAGE ASSOC. (73.9%)
   28,500   *                                                                 4.50         27,286,312
   42,800   *                                                                 5.00         41,813,469
   47,500   *                                                                 5.50         46,814,969
   16,700   *                                                                 6.00         16,844,000
   15,387   01/01/27 - 09/01/34                                               6.50         15,825,786
   36,100   *                                                                 7.00         37,747,062
    2,092   07/01/23 - 01/01/33                                               7.00          2,190,031
      350   *                                                                 7.50            369,469
    4,696   09/01/29 - 06/01/32                                               7.50          4,961,304
    1,439   08/01/24 - 02/01/32                                               8.00          1,537,742
      180   01/01/22 - 04/01/25                                               8.50            195,400
      120   09/01/19 - 05/01/20                                               9.50            132,669
       57   03/01/16 - 02/01/18                                               9.75             62,662
                                                                                        -------------
                                                                                          195,780,875
                                                                                        -------------
            GOVERNMENT NATIONAL MORTGAGE ASSOC. (1.5%)
    1,168   08/15/25 - 05/15/29                                               6.50          1,213,994
       13   06/15/29 - 08/15/29                                               7.50             14,070
      748   10/15/19 - 10/15/24                                               8.50            821,026
    1,808   11/15/17 - 06/15/20                                               9.50          2,001,119
       43   05/15/16 - 11/15/20                                              10.00             47,578
                                                                                        -------------
                                                                                            4,097,787
                                                                                        -------------
            GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.2%)
      452   05/20/30                                                          8.00            481,142
                                                                                        -------------
            TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
             (COST $234,120,991)                                                          233,071,610
                                                                                        -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                                      RATE         VALUE
-----------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS (8.3%)
            U.S. Treasury Bonds
$   1,770   08/15/27                                                          6.375%    $   2,137,206
    5,500   02/15/15                                                         11.25          8,235,607
            U.S. Treasury Notes
    5,500   08/15/15                                                         10.625         8,081,348
            U.S. Treasury Strips
    4,560   02/15/25                                                          0.00          1,789,034
    4,560   02/15/27                                                          0.00          1,637,181
                                                                                        -------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
             (COST $22,383,349)                                                            21,880,376
                                                                                        -------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (9.2%)
            U.S. GOVERNMENT AGENCIES (3.0%)
            FEDERAL HOME LOAN MORTGAGE CORP. (0.3% )
      860   2547 HA 08/15/12                                                  5.00            859,745
                                                                                        -------------
            FEDERAL NATIONAL MORTGAGE ASSOC. (2.7%)
    1,122   Grantor Trust 2004-T5 A13 05/28/35                                3.963++       1,126,485
    2,129   Whole Loan 2005-W2 A1 05/25/35                                    4.238++       2,129,547
      951   2004-70 DF 10/25/34                                               5.238++         952,416
    1,575   1996-46 FC 12/25/23                                               5.263++       1,618,047
    4,208   2005-68 XI (IO) 08/25/35                                          6.00          1,207,394
                                                                                        -------------
                                                                                            7,033,889
                                                                                        -------------
            TOTAL U.S. GOVERNMENT AGENCIES                                                  7,893,634
                                                                                        -------------
            PRIVATE ISSUES (6.2%)
    1,218   American Home Mortgage Investment Trust
             2004-1 1A 04/25/44                                               4.388++       1,218,942
    1,680   Banc of America Funding Corp.
             2005-F 1A2 09/20/35                                              4.35++        1,679,750
            Countrywide Alternative Loan Trust
    1,299   2005-59 1A2B 11/20/35                                             4.26++        1,298,486
    1,393   2005-51 2A2A 11/20/35                                             4.29++        1,392,435
    1,272   2005-51 1A2A 11/20/35                                             4.29++        1,273,580
    1,360   2005-44 2A2A 10/25/35                                             4.318++       1,359,629
    1,419   2005-44 1A2A 10/25/35                                             4.328++       1,419,268

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                                      RATE         VALUE
-----------------------------------------------------------------------------------------------------
$     623   CS First Boston Mortgage Securities Corp.
            2002-34 2A4 12/25/32                                              4.638%++  $     623,366
    1,376   Indymac Indx Mortgage Loan Trust
            2005-AR12 2A1B 07/25/35                                           4.318++       1,376,435
    1,927   Harborview Mortgage Loan Trust
            2005-5 2A1B 07/19/45                                              4.287++       1,928,703
            Washington Mutual
    1,625   2005-AR13 A1B1 10/25/45                                           4.298++       1,625,000
    1,150   2005-AR15 A1B1 12/25/45 (WI)                                      4.416++       1,150,000
                                                                                        -------------
            TOTAL PRIVATE ISSUES                                                           16,345,594
                                                                                        -------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (COST $23,773,807)                                                            24,239,228
                                                                                        -------------
            SHORT-TERM INVESTMENTS (60.3%)
            U.S. GOVERNMENT AGENCIES & Obligations (38.9%)
   13,000   Federal Home Loan Banks (a)
             11/14/05                                                         3.722        12,982,527
   13,200   Federal Home Loan Mortgage Corp. (a)
             11/15/05                                                         3.76         13,180,699
      500   U.S. Treasury Bill (a)
             01/12/06+                                                        3.35            496,650
            U.S. Treasury Notes
   27,050   02/28/06                                                          1.625        26,843,960
   49,000   05/15/06                                                          6.875        49,685,265
                                                                                        -------------
            TOTAL U.S. GOVERNMENT AGENCIES & Obligations
             (COST $103,310,828)                                                          103,189,101
                                                                                        -------------
            REPURCHASE AGREEMENTS (21.4%)
   56,707   Joint repurchase agreement account due 11/01/05
             (dated 10/31/05 proceeds $56,713,309) (b)
             (COST $56,707,000)                                               4.005        56,707,000
      127   The Bank of New York due 11/01/05
             (dated 10/31/05 proceeds $127,513) (c)
             (COST $127,499)                                                  3.875           127,499
                                                                                        -------------
            TOTAL REPURCHASE AGREEMENTS
             (COST $56,834,499)                                                            56,834,499
                                                                                        -------------
            TOTAL SHORT-TERM INVESTMENTS
             (COST $160,145,327)                                                          160,023,600
                                                                                        -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                            VALUE
-----------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
             (COST $440,423,474) (d) (e)                                     165.7%     $ 439,214,814
            LIABILITIES IN EXCESS OF OTHER ASSETS                            (65.7)      (174,184,922)
                                                                             -----      -------------
            NET ASSETS                                                       100.0%     $ 265,029,892
                                                                             =====      =============

----------
   PC  PARTICIPATION CERTIFICATE.
   IO  INTEREST ONLY SECURITY.
   WI  SECURITY PURCHASED ON A WHEN ISSUED BASIS.
   + ALL OR A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $64,700.
   ++ FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT OCTOBER 31, 2005.
   * SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) COLLATERALIZED BY $134,159 FEDERAL NATIONAL MORTGAGE ASSOC. 5.5% DUE 08/01/35 VALUED AT $130,049.
   (d) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $244,579,158 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, WHEN ISSUED SECURITIES AND OPEN FUTURES CONTRACTS.
   (e) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $440,771,925. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,046,815 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,603,926, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,557,111.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------
    51        Long       U.S. Treasury Note 10 Year    $     5,531,110   $      (75,656)
                                December 2005
    55        Long       U.S. Treasury Bond 20 Year          6,158,281          (71,245)
                                December 2005
   123        Short       U.S. Treasury Note 5 Year        (13,024,547)         287,230
                                December 2005
   211        Short       U.S. Treasury Note 2 Year        (43,297,858)         367,376
                                December 2005
                                                                         --------------
                         Net Unrealized Appreciation                     $      507,705
                                                                         ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
Investments in securities, at value (including
 repurchase agreements of $56,834,499)
 (cost $440,423,474)                                  $ 439,214,814
Receivable for:
 Investments sold                                        80,388,206
 Interest                                                 2,662,319
 Principal paydowns                                         144,907
 Shares of beneficial interest sold                          59,409
 Variation margin                                            11,536
Prepaid expenses and other assets                            76,606
                                                      -------------
    TOTAL ASSETS                                        522,557,797
                                                      -------------
LIABILITIES:
Payable for:
 Investments purchased                                  256,602,998
 Shares of beneficial interest redeemed                     427,042
 Dividends and distributions
  to shareholders                                           118,878
 Investment advisory fee                                    107,561
 Distribution fee                                            98,603
 Administration fee                                          18,308
 Transfer agent fee                                           8,022
Accrued expenses and other payables                         146,493
                                                      -------------
    TOTAL LIABILITIES                                   257,527,905
                                                      -------------
    NET ASSETS                                        $ 265,029,892
                                                      -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                       $ 278,884,258
Net unrealized depreciation                                (700,955)
Dividends in excess of net
 investment income                                         (348,527)
Accumulated net realized loss                           (12,804,884)
                                                      -------------
    NET ASSETS                                        $ 265,029,892
                                                      =============
CLASS A SHARES:
Net Assets                                            $ 170,689,027
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                             18,622,458
    NET ASSET VALUE PER SHARE                         $        9.17
                                                      =============
    MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 4.44% OF
     NET ASSET VALUE)                                 $        9.58
                                                      =============
CLASS B SHARES:
Net Assets                                            $  73,634,798
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                              8,183,467
    NET ASSET VALUE PER SHARE                         $        9.00
                                                      =============
CLASS C SHARES:
Net Assets                                            $   9,739,244
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                              1,072,741
    NET ASSET VALUE PER SHARE                         $        9.08
                                                      =============
CLASS D SHARES:
Net Assets                                            $  10,966,823
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                              1,221,053
    NET ASSET VALUE PER SHARE                         $        8.98
                                                      =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

NET INVESTMENT INCOME:
INTEREST INCOME                                       $  10,170,477
                                                      -------------
EXPENSES
Distribution fee (Class A shares)                           241,276
Distribution fee (Class B shares)                         1,532,680
Distribution fee (Class C shares)                            87,053
Investment advisory fee                                   1,421,768
Transfer agent fees and expenses                            395,308
Administration fee                                          242,003
Professional fees                                            98,936
Custodian fees                                               81,118
Shareholder reports and notices                              77,608
Registration fees                                            55,095
Trustees' fees and expenses                                  11,258
Other                                                        48,834
                                                      -------------
    TOTAL EXPENSES                                        4,292,937
                                                      -------------
    NET INVESTMENT INCOME                                 5,877,540
                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                 428,222
Futures contracts                                         1,561,297
                                                      -------------
    NET REALIZED GAIN                                     1,989,519
                                                      -------------
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION ON:
Investments                                              (4,274,361)
Futures contracts                                           371,849
                                                      -------------
    NET DEPRECIATION                                     (3,902,512)
                                                      -------------
    NET LOSS                                             (1,912,993)
                                                      -------------
NET INCREASE                                          $   3,964,547
                                                      =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR       FOR THE YEAR
                                                                           ENDED              ENDED
                                                                      OCTOBER 31, 2005   OCTOBER 31, 2004
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                 $      5,877,540   $      3,564,078
Net realized gain                                                            1,989,519         10,297,425
Net change in unrealized appreciation/depreciation                          (3,902,512)         1,563,091
                                                                      ----------------   ----------------

    NET INCREASE                                                             3,964,547         15,424,594
                                                                      ----------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                              (4,113,875)          (465,680)
Class B shares                                                              (6,267,218)        (9,669,856)
Class C shares                                                                (411,652)          (430,048)
Class D shares                                                                (533,753)          (597,216)
                                                                      ----------------   ----------------

    TOTAL DIVIDENDS                                                        (11,326,498)       (11,162,800)
                                                                      ----------------   ----------------

Net decrease from transactions in shares of beneficial interest            (68,943,194)      (112,215,154)
                                                                      ----------------   ----------------
    NET DECREASE                                                           (76,305,145)      (107,953,360)

NET ASSETS:
Beginning of period                                                        341,335,037        449,288,397
                                                                      ----------------   ----------------
END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $348,527
AND $1,936,226, RESPECTIVELY)                                         $    265,029,892   $    341,335,037
                                                                      ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Mortgage Securities Trust ( the "Fund"), formerly Morgan Stanley Federal Securities Trust (the Fund's name changed effective June 22, 2005), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding
$2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets in excess of $12.5 billion

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,423,879 at October 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended

October 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.76%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $47, $288,332 and $1,890, respectively and received $23,794 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 were $2,325,654,273 and $2,399,568,040, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At October 31, 2005, the Fund had an accrued pension liability of $62,559 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into theses contracts from potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                   FOR THE YEAR
                                                          ENDED                          ENDED
                                                     OCTOBER 31, 2005               OCTOBER 31, 2004
                                               ----------------------------   ----------------------------
                                                 SHARES          AMOUNT         SHARES          AMOUNT
                                               -----------   --------------   -----------   --------------
CLASS A SHARES
Sold                                               227,490   $    2,120,309       513,280   $    4,804,882
Conversion from Class B                         19,413,595      180,919,033            --               --
Reinvestment of dividends                          273,848        2,543,486        22,990          214,078
Redeemed                                        (2,426,541)     (22,566,907)   (1,383,423)     (12,946,742)
                                               -----------   --------------   -----------   --------------
Net increase (decrease) -- Class A              17,488,392      163,015,921      (847,153)      (7,927,782)
                                               -----------   --------------   -----------   --------------
CLASS B SHARES
Sold                                               588,713        5,392,491     1,517,976       13,883,792
Conversion to Class A                          (19,774,204)    (180,919,033)           --               --
Reinvestment of dividends                          398,528        3,646,187       645,707        5,907,269
Redeemed                                        (6,087,238)     (55,752,299)  (12,345,354)    (112,864,951)
                                               -----------   --------------   -----------   --------------
Net decrease -- Class B                        (24,874,201)    (227,632,654)  (10,181,671)     (93,073,890)
                                               -----------   --------------   -----------   --------------
CLASS C SHARES
Sold                                               117,304        1,084,920       410,963        3,799,461
Reinvestment of dividends                           30,621          282,356        30,647          282,875
Redeemed                                          (456,842)      (4,215,679)     (885,953)      (8,161,101)
                                               -----------   --------------   -----------   --------------
Net decrease -- Class C                           (308,917)      (2,848,403)     (444,343)      (4,078,765)
                                               -----------   --------------   -----------   --------------
CLASS D SHARES
Sold                                               274,220        2,507,674       453,643        4,145,381
Reinvestment of dividends                           41,901          382,219        45,843          418,438
Redeemed                                          (478,446)      (4,367,951)   (1,277,486)     (11,698,536)
                                               -----------   --------------   -----------   --------------
Net decrease -- Class D                           (162,325)      (1,478,058)     (778,000)      (7,134,717)
                                               -----------   --------------   -----------   --------------
Net decrease in Fund                            (7,857,051)  $  (68,943,194)  (12,251,167)  $ (112,215,154)
                                               ===========   ==============   ===========   ==============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR       FOR THE YEAR
                                                       ENDED              ENDED
                                                  OCTOBER 31, 2005   OCTOBER 31, 2004
                                                  ----------------   ----------------
Ordinary income                                   $     11,247,652   $     11,241,931
                                                  ================   ================

As of October 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                     $        181,754
Undistributed long-term gains                                   --
                                                  ----------------
Net accumulated earnings                                   181,754
Capital loss carryforward*                             (12,951,775)
Temporary differences                                     (181,840)
Net unrealized depreciation                               (902,505)
                                                  ----------------
Total accumulated losses                          $    (13,854,366)
                                                  ================

*As of October 31, 2005, the Fund had a net capital loss carryforward of $12,951,775 of which $2,381,171 will expire on October 31, 2007, $3,711,589 will expire on October 31, 2011, $1,178,907 will expire on October 31, 2012 and $5,680,108 will expire on October 31, 2013 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to reclassifications of net losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $7,036,657.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY MORTGAGE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------
                                                  2005         2004         2003         2002         2001
                                                ---------    ---------    ---------    ---------    ---------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.40    $    9.29    $    9.58    $    9.51    $    8.98
                                                ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income                              0.19         0.07         0.12         0.43         0.54
  Net realized and unrealized gain (loss)           (0.03)        0.36         0.04         0.12         0.53
                                                ---------    ---------    ---------    ---------    ---------
Total income from investment operations              0.16         0.43         0.16         0.55         1.07
                                                ---------    ---------    ---------    ---------    ---------
Less dividends from net investment income           (0.39)       (0.32)       (0.45)       (0.48)       (0.54)
                                                ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $    9.17    $    9.40    $    9.29    $    9.58    $    9.51
                                                =========    =========    =========    =========    =========
TOTAL RETURN+                                        1.68%        4.74%        1.70%        6.14%       12.28%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.05%        0.91%        0.92%        0.90%        0.91%
Net investment income                                2.31%        1.52%        1.69%        4.51%        5.90%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $ 170,689    $  10,663    $  18,409    $  22,713    $   8,593
Portfolio turnover rate                               772%         666%         654%          25%         157%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------
                                                  2005         2004         2003         2002         2001
                                                ---------    ---------    ---------    ---------    ---------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.23    $    9.12    $    9.42    $    9.35    $    8.85
                                                ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income                              0.12         0.00         0.05         0.36         0.47
  Net realized and unrealized gain (loss)           (0.03)        0.36         0.03         0.12         0.50
                                                ---------    ---------    ---------    ---------    ---------
Total income from investment operations              0.09         0.36         0.08         0.48         0.97
                                                ---------    ---------    ---------    ---------    ---------
Less dividends from net investment
 income                                             (0.32)       (0.25)       (0.38)       (0.41)       (0.47)
                                                ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $    9.00    $    9.23    $    9.12    $    9.42    $    9.35
                                                =========    =========    =========    =========    =========
TOTAL RETURN+                                        0.97%        4.05%        0.89%        5.36%       11.38%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.65%        1.59%        1.56%        1.55%        1.56%
Net investment income                                1.71%        0.84%        1.05%        3.86%        5.25%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  73,635    $ 305,066    $ 394,399    $ 476,023    $ 490,351
Portfolio turnover rate                               772%         666%         654%          25%         157%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------
                                                  2005         2004         2003         2002         2001
                                                ---------    ---------    ---------    ---------    ---------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.31    $    9.20    $    9.50    $    9.43    $    8.93
                                                ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income                              0.13         0.01         0.06         0.36         0.48
  Net realized and unrealized gain (loss)           (0.03)        0.35         0.03         0.12         0.50
                                                ---------    ---------    ---------    ---------    ---------
Total income from investment operations              0.10         0.36         0.09         0.48         0.98
                                                ---------    ---------    ---------    ---------    ---------
Less dividends from net investment income           (0.33)       (0.25)       (0.39)       (0.41)       (0.48)
                                                ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $    9.08    $    9.31    $    9.20    $    9.50    $    9.43
                                                =========    =========    =========    =========    =========
TOTAL RETURN+                                        1.08%        4.03%        0.91%        5.35%       11.33%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.56%        1.59%        1.56%        1.55%        1.56%
Net investment income                                1.80%        0.84%        1.05%        3.86%        5.25%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   9,739    $  12,864    $  16,803    $  19,116    $  15,248
Portfolio turnover rate                               772%         666%         654%          25%         157%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------------
                                                  2005         2004         2003         2002         2001
                                                ---------    ---------    ---------    ---------    ---------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    9.21    $    9.10    $    9.39    $    9.33    $    8.84
                                                ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income                              0.20         0.08         0.13         0.43         0.55
  Net realized and unrealized gain (loss)           (0.03)        0.36         0.04         0.12         0.49
                                                ---------    ---------    ---------    ---------    ---------
Total income from investment operations              0.17         0.44         0.17         0.55         1.04
                                                ---------    ---------    ---------    ---------    ---------
Less dividends from net investment income           (0.40)       (0.33)       (0.46)       (0.49)       (0.55)
                                                ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                  $    8.98    $    9.21    $    9.10    $    9.39    $    9.33
                                                =========    =========    =========    =========    =========
TOTAL RETURN+                                        1.83%        4.93%        1.85%        6.14%       12.23%
RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             0.80%        0.74%        0.71%        0.70%        0.71%
Net investment income                                2.56%        1.69%        1.90%        4.71%        6.10%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  10,967    $  12,742    $  19,677    $  12,297    $   6,206
Portfolio turnover rate                               772%         666%         654%          25%         157%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY MORTGAGE SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mortgage Securities Trust (the "Fund"), formerly Morgan Stanley Federal Securities Trust, including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mortgage Securities Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 19, 2005

MORGAN STANLEY MORTGAGE SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                 TERM OF                                     IN FUND
                                 POSITION(S)   OFFICE AND                                    COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE         REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**      BY TRUSTEE***     HELD BY TRUSTEE
------------------------------  ------------  ------------  -----------------------------  -------------  --------------------------
Michael Bozic (64)              Trustee       Since         Private Investor; Director or  197            Director of various
c/o Kramer Levin Naftalis &                   April 1994    Trustee of the Retail Funds                   business organizations.
Frankel LLP                                                 (since April 1994) and the
Counsel to the Independent                                  Institutional Funds (since
Trustees                                                    July 2003); formerly Vice
1177 Avenue of the Americas                                 Chairman of Kmart Corporation
New York, NY 10036                                          (December 1998-October
                                                            2000), Chairman and Chief
                                                            Executive Officer of Levitz
                                                            Furniture Corporation
                                                            (November 1995-November
                                                            1998) and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores (May 1991-
                                                            July 1995); formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer
                                                            (1987-1991) of the Sears
                                                            Merchandise Group of Sears,
                                                            Roebuck & Co.

Edwin J. Garn (73)              Trustee       Since         Consultant; Director or        197            Director of Franklin Covey
1031 N. Chartwell Court                       January 1993  Trustee of the Retail Funds                   (time management systems),
Salt Lake City, UT 84103                                    (since January 1993) and the                  BMW Bank of North America,
                                                            Institutional Funds (since                    Inc. (industrial loan
                                                            July 2003); member of the                     corporation), Escrow Bank
                                                            Utah Regional Advisory Board                  USA (industrial loan
                                                            of Pacific Corp. (utility                     corporation), United Space
                                                            company); formerly Managing                   Alliance (joint venture
                                                            Director of Summit Ventures                   between Lockheed Martin
                                                            LLC (2000-2004) (lobbying and                 and the Boeing Company)
                                                            consulting firm); United                      and Nuskin Asia Pacific
                                                            States Senator (R-Utah)                       (multilevel marketing);
                                                            (1974-1992) and Chairman,                     member of the board of
                                                            Senate Banking Committee                      various civic and
                                                            (1980-1986), Mayor of Salt                    charitable organizations.
                                                            Lake City, Utah (1971-1974),
                                                            Astronaut, Space Shuttle
                                                            Discovery (April 12-19,
                                                            1985), and Vice Chairman,
                                                            Huntsman Corporation
                                                            (chemical company).

Wayne E. Hedien (71)            Trustee       Since         Retired; Director or Trustee   197            Director of The PMI Group
c/o Kramer Levin Naftalis &                   September     of the Retail Funds (since                    Inc. (private mortgage
Frankel LLP                                   1997          September 1997) and the                       insurance); Trustee and
Counsel to the Independent                                  Institutional Funds (since                    Vice Chairman of The Field
Trustees                                                    July 2003); formerly                          Museum of Natural History;
1177 Avenue of the Americas                                 associated with the Allstate                  director of various other
New York, NY 10036                                          Companies (1966-1994), most                   business and charitable
                                                            recently as Chairman of The                   organizations.
                                                            Allstate Corporation (March
                                                            1993-December 1994) and
                                                            Chairman and Chief Executive
                                                            Officer of its wholly-owned
                                                            subsidiary, Allstate
                                                            Insurance Company (July
                                                            1989-December 1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                 TERM OF                                     IN FUND
                                 POSITION(S)   OFFICE AND                                    COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE         REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**      BY TRUSTEE***     HELD BY TRUSTEE
------------------------------  ------------  ------------  -----------------------------  -------------  --------------------------
Dr. Manuel H. Johnson (56)      Trustee       Since         Senior Partner, Johnson Smick  197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                 July 1991     International, Inc., a                        (home construction);
888 16th Street, NW                                         consulting firm; Chairman of                  Director of KFX Energy;
Suite 740                                                   the Audit Committee and                       Director of RBS Greenwich
Washington, D.C. 20006                                      Director or Trustee of the                    Capital Holdings
                                                            Retail Funds (since July                      (financial holding
                                                            1991) and the Institutional                   company).
                                                            Funds (since July 2003);
                                                            Co-Chairman and a founder of
                                                            the Group of Seven Council
                                                            (G7C), an international
                                                            economic commission; formerly
                                                            Vice Chairman of the Board of
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S.
                                                            Treasury.

Joseph J. Kearns (63)           Trustee       Since         President, Kearns &            198            Director of Electro Rent
c/o Kearns & Associates LLC                   July 2003     Associates LLC (investment                    Corporation (equipment
PMB754                                                      consulting); Deputy Chairman                  leasing), The Ford Family
23852 Pacific Coast Highway                                 of the Audit Committee and                    Foundation, and the UCLA
Malibu, CA 90265                                            Director or Trustee of the                    Foundation.
                                                            Retail Funds (since July
                                                            2003) and the Institutional
                                                            Funds (since August 1994);
                                                            previously Chairman of the
                                                            Audit Committee of the
                                                            Institutional Funds (October
                                                            2001-July 2003); formerly
                                                            CFO of the J. Paul Getty
                                                            Trust.

Michael E. Nugent (69)          Trustee       Since         General Partner of Triumph     197
c/o Triumph Capital, L.P.                     July 1991     Capital, L.P., a private
445 Park Avenue                                             investment partnership;
New York, NY 10022                                          Chairman of the Insurance
                                                            Committee and Director or
                                                            Trustee of the Retail Funds
                                                            (since July 1991) and the
                                                            Institutional Funds (since
                                                            July 2001); formerly Vice
                                                            President, Bankers Trust
                                                            Company and BT Capital
                                                            Corporation (1984-1988).

Fergus Reid (73)                Trustee       Since         Chairman of Lumelite Plastics  198            Trustee and Director of
c/o Lumelite Plastics                         July 2003     Corporation; Chairman of the                  certain investment
Corporation                                                 Governance Committee and                      companies in the JPMorgan
85 Charles Colman Blvd.                                     Director or Trustee of the                    Funds complex managed by
Pawling, NY 12564                                           Retail Funds (since July                      J.P. Morgan Investment
                                                            2003) and the Institutional                   Management Inc.
                                                            Funds (since June 1992).

INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                TERM OF                                       IN FUND
                                POSITION(S)    OFFICE AND                                     COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN        OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE        REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**      BY TRUSTEE***       HELD BY TRUSTEE
------------------------------  ------------  ------------  -----------------------------  -------------  --------------------------
Charles A. Fiumefreddo (72)     Chairman of   Since         Chairman and Director or       197            None
c/o Morgan Stanley Trust        the Board     July 1991     Trustee of the Retail Funds
Harborside Financial Center,    and Trustee                 (since July 1991) and the
Plaza Two,                                                  Institutional Funds (since
Jersey City, NJ 07311                                       July 2003); formerly Chief
                                                            Executive Officer of the
                                                            Retail Funds (until September
                                                            2002).

James F. Higgins (57)           Trustee       Since         Director or Trustee of the     197            Director of AXA Financial,
c/o Morgan Stanley Trust                      June 2000     Retail Funds (since June                      Inc. and The Equitable
Harborside Financial Center,                                2000) and the Institutional                   Life Assurance Society of
Plaza Two,                                                  Funds (since July 2003);                      the United States
Jersey City, NJ 07311                                       Senior Advisor of Morgan                      (financial services).
                                                            Stanley (since August 2000);
                                                            Director of the Distributor
                                                            and Dean Witter Realty Inc.;
                                                            previously President and
                                                            Chief Operating Officer of
                                                            the Private Client Group of
                                                            Morgan Stanley (May 1999-
                                                            August 2000), and President
                                                            and Chief Operating Officer
                                                            of Individual Securities of
                                                            Morgan Stanley (February
                                                            1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
      EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ----------------  ----------------  ----------------------------------------------------------------
Ronald E. Robison (66)          President and     Since May 2003    President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas     Principal                           of funds in the Fund Complex (since May 2003); Managing Director
New York, NY 10020              Executive                           of Morgan Stanley & Co. Incorporated and Morgan Stanley;
                                Officer                             Managing Director and Director of Morgan Stanley Investment
                                                                    Management Inc., Morgan Stanley Distribution Inc. and Morgan
                                                                    Stanley Distributors Inc.; Managing Director, Chief
                                                                    Administrative Officer and Director of Morgan Stanley Investment
                                                                    Advisors Inc. and Morgan Stanley Services Company Inc.; Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust; Director
                                                                    of Morgan Stanley SICAV (since May 2004); President (since
                                                                    September 2005) and Principal Executive Officer (since May 2003)
                                                                    of the Van Kampen Funds; previously, Executive Vice President
                                                                    (July 2003-September 2005) of funds in the Fund Complex and the
                                                                    Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global
                                                                    Operations Officer of Morgan Stanley Investment Management Inc.
                                                                    and Chief Executive Officer and Chairman of Van Kampen Investor
                                                                    Services.

Joseph J. McAlinden (62)        Vice President    Since July 1995   Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                         Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                                  Investment Officer of the Van Kampen Funds; Vice President of
                                                                    the Institutional Funds (since July 2003) and the Retail Funds
                                                                    (since July 1995).

Barry Fink (50)                 Vice President    Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                       February 1997     December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                                  Director (since December 2000), Secretary (since February 1997)
                                                                    and Director of the Investment Adviser and the Administrator;
                                                                    Vice President of the Retail Funds; Assistant Secretary of
                                                                    Morgan Stanley DW; Vice President of the Institutional Funds
                                                                    (since July 2003); Managing Director, Secretary and Director of
                                                                    the Distributor; previously Secretary (February 1997-July 2003)
                                                                    and General Counsel (February 1997-April 2004) of the Retail
                                                                    Funds; Vice President and Assistant General Counsel of the
                                                                    Investment Adviser and the Administrator (February 1997-
                                                                    December 2001).

Amy R. Doberman (43)            Vice President    Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                         Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                  Management Inc. and the Investment Adviser, Vice President of
                                                                    the Institutional and Retail Funds (since July 2004); Vice
                                                                    President of the Van Kampen Funds (since August 2004);
                                                                    previously, Managing Director and General Counsel - Americas,
                                                                    UBS Global Asset Management (July 2000-July 2004) and General
                                                                    Counsel, Aeltus Investment Management, Inc. (January 1997-July
                                                                    2000).

Carsten Otto (41)               Chief             Since October     Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas     Compliance        2004              Stanley Investment Management (since October 2004); Executive
New York, NY 10020              Officer                             Director of the Investment Adviser and Morgan Stanley Investment
                                                                    Management Inc.; formerly Assistant Secretary and Assistant
                                                                    General Counsel of the Morgan Stanley Retail Funds.

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
      EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ----------------  ----------------  ----------------------------------------------------------------
Stefanie V. Chang (38)          Vice President    Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                  Vice President of the Institutional Funds (since December 1997)
                                                                    and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                                    Chance US LLP).

Francis J. Smith (40)           Treasurer and     Treasurer since   Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief Financial   July 2003 and     Administration (since December 2001); previously, Vice President
Harborside Financial Center,    Officer           Chief Financial   of the Retail Funds (September 2002-July 2003); Vice President
Plaza Two,                                        Officer since     of the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                             September 2002    2000-November 2001).

Thomas F. Caloia (59)           Vice President    Since July 2003   Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                            of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                        Administrator; previously Treasurer of the Retail Funds (April
Plaza Two,                                                          1989-July 2003); formerly First Vice President of the Investment
Jersey City, NJ 07311                                               Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)             Secretary         Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                  Secretary of the Institutional Funds (since June 1999) and the
                                                                    Retail Funds (since July 2003); formerly practiced law with the
                                                                    New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                    Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 **  THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN
     OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2005 FEDERAL TAX NOTICE (UNAUDITED)

        Of the Fund's ordinary dividends paid during the fiscal year ended October 31, 2005, 49.66% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                             MORTGAGE SECURITIES
                                                                           TRUST

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2005

[MORGAN STANLEY LOGO]

37895RPT-RA05-01056P-Y10/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2004

                                                         REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                 $47,993               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES               $   540 (2)           $       (2)
                        TAX FEES                         $ 5,326 (3)           $       (4)
                        ALL OTHER FEES                   $    --               $    --
              TOTAL NON-AUDIT FEES                       $ 5,866               $

              TOTAL                                      $53,859               $

           2003

                                                         REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                 $45,699               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES               $   452  (2)          $5,067,400 (2)
                        TAX FEES                         $ 4,455  (3)          $  545,053 (4)
                        ALL OTHER FEES                   $    --               $      --  (5)
              TOTAL NON-AUDIT FEES                       $ 4,907               $5,612,453

              TOTAL                                      $50,606               $5,612,453

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005